NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 78.8%
	Communications - 7.0%
7,316	Alphabet, Inc., Class A	$ 2,614,519
13,294	Alphabet, Inc., Class C	4,697,169
66,773	AT&T, Inc.	1,382,201
25,528	Comcast Corporation, Class A	626,712
2,945	Meta Platforms, Inc., Class A	1,658,889
6,053	Palantir Technologies, Inc., Class A(a)	706,204
17,022	Uber Technologies, Inc.(a)	1,228,308
30,421	Verizon Communications, Inc.	1,288,025
		14,202,027
	Consumer Discretionary - 3.9%
16,573	Amazon.com, Inc.(a)	3,950,008
2,542	DR Horton, Inc.	414,041
8,560	General Motors Company	659,805
6,773	Tesla, Inc.(a)	2,848,724
		7,872,578
	Consumer Staples - 0.2%
3,442	Walmart, Inc.	389,841

	Energy - 5.2%
2,533	APA Corporation	82,500
9,271	Baker Hughes Company	514,541
11,351	Chevron Corporation	1,881,541
8,809	ConocoPhillips	915,783
1,778	Diamondback Energy, Inc.	312,537
4,471	EQT Corporation	237,723
1,694	Expand Energy Corporation	154,476
18,511	Exxon Mobil Corporation	2,530,823
1,007	First Solar, Inc.(a)	237,612
14,045	Kinder Morgan, Inc.	449,019
2,086	Marathon Petroleum Corporation	533,328
5,204	Occidental Petroleum Corporation	252,758
4,506	ONEOK, Inc.	391,752
3,829	Phillips 66	647,292
14,192	SLB Ltd.	659,786

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Energy - 5.2% (Continued)
418	Texas Pacific Land Corporation	$ 182,934
8,675	Williams Companies, Inc. (The)	644,900
		10,629,305
	Financials - 7.1%
2,462	Allstate Corporation (The)	585,808
2,407	Arthur J Gallagher & Company	552,575
29,693	Bank of America Corporation	1,691,907
4,343	Berkshire Hathaway, Inc., Class B(a)	2,173,193
3,459	Chubb Ltd.	1,178,620
14,099	Citigroup, Inc.	1,973,296
1,825	Goldman Sachs Group, Inc. (The)	1,845,750
2,626	Hartford Insurance Group, Inc. (The)	347,998
6,509	JPMorgan Chase & Company	2,130,591
9,090	Morgan Stanley	1,900,174
2,223	Synchrony Financial	169,059
		14,548,971
	Health Care - 5.2%
4,898	Amgen, Inc.	1,773,664
2,625	Bristol-Myers Squibb Company	151,253
1,541	Eli Lilly & Company	1,848,322
11,821	Gilead Sciences, Inc.	1,493,465
746	IDEXX Laboratories, Inc.(a)	392,724
567	Insulet Corporation(a)	86,326
16,240	Merck & Company, Inc.	2,086,839
21,485	Pfizer, Inc.	517,359
3,167	Stryker Corporation	997,098
2,441	Vertex Pharmaceuticals, Inc.(a)	1,212,518
		10,559,568
	Industrials - 10.7%
11,482	Amphenol Corporation, Class A	2,024,507
577	Boeing Company (The)(a)	124,903
4,601	Carrier Global Corporation	337,483
2,866	Caterpillar, Inc.	3,052,003
85	Comfort Systems USA, Inc.	168,466

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Industrials - 10.7% (Continued)
972	Cummins, Inc.	$ 693,240
1,438	Deere & Company	912,167
5,989	Delta Air Lines, Inc.	560,929
10,903	Fastenal Company	523,671
1,877	GE Vernova, Inc.	2,205,213
1,802	General Dynamics Corporation	638,340
5,572	General Electric Company	2,082,423
3,029	Honeywell Aerospace Inc.(a)	669,651
3,029	Honeywell International, Inc.	678,193
374	Huntington Ingalls Industries, Inc.	104,679
3,903	Johnson Controls International plc	570,267
1,005	L3Harris Technologies, Inc.	292,043
496	Lockheed Martin Corporation, Class B	252,692
952	Northrop Grumman Corporation	484,863
1,198	Parker-Hannifin Corporation	1,171,788
288	Quanta Services, Inc.	207,371
8,094	RTX Corporation	1,535,676
4,516	Southwest Airlines Company	232,213
1,094	Stanley Black & Decker, Inc.	102,967
2,221	United Airlines Holdings, Inc.(a)	302,034
597	United Rentals, Inc.	676,336
1,583	Vertiv Holdings Company, Class A	530,020
423	WW Grainger, Inc.	575,449
		21,709,587
	Materials - 0.9%
10,010	Freeport-McMoRan, Inc.	629,529
10,355	Newmont Corporation	967,156
962	Steel Dynamics, Inc.	220,741
		1,817,426
	Technology - 34.8%
4,345	Accenture PLC, Class A	540,692
1,145	Adobe, Inc.(a)	234,748
8,097	Advanced Micro Devices, Inc.(a)	4,703,628
35,703	Apple, Inc.	10,331,021

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Technology - 34.8% (Continued)
3,901	Applied Materials, Inc.	$ 2,820,423
720	Arista Networks, Inc.(a)	122,314
3,916	Block, Inc.(a)	297,616
10,775	Broadcom, Inc.	4,070,256
208	Ciena Corporation(a)	102,036
20,939	Cisco Systems, Inc.	2,459,495
3,385	Cognizant Technology Solutions Corporation, Class A	131,101
310	Coherent Corp.(a)	122,286
596	Corning, Inc.	152,236
2,508	Crowdstrike Holdings, Inc., Class A(a)	1,913,955
3,380	Fiserv, Inc.(a)	165,789
700	Gartner, Inc.(a)	90,734
5,018	Hewlett Packard Enterprise Company	226,362
33,608	Intel Corporation(a)	4,692,685
508	International Business Machines Corporation	142,855
340	Jabil, Inc.	131,063
3,155	Lam Research Corporation	1,367,156
1,275	Mastercard, Inc., Class A	654,840
6,548	Micron Technology, Inc.	7,558,291
17,700	Microsoft Corporation	6,602,455
55,762	NVIDIA Corporation	11,157,419
2,758	ON Semiconductor Corporation(a)	260,741
9,257	Oracle Corporation	1,356,613
7,642	Palo Alto Networks, Inc.(a)	2,606,075
8,685	PayPal Holdings, Inc.	375,018
9,392	QUALCOMM, Inc.	1,735,548
6,249	Salesforce, Inc.	978,968
985	Sandisk Corporation(a)	2,239,624
486	Seagate Technology Holdings PLC	468,990
1,061	Texas Instruments, Inc.	316,252
		71,129,285
	Utilities - 3.8%
1,834	Alliant Energy Corporation	139,916
1,964	Ameren Corporation	222,011

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	Utilities - 3.8% (Continued)
3,855	American Electric Power Company, Inc.	$ 527,403
1,189	Atmos Energy Corporation	204,829
4,659	CenterPoint Energy, Inc.	205,182
2,181	CMS Energy Corporation	166,847
2,570	Consolidated Edison, Inc.	284,319
2,937	Constellation Energy Corporation	729,463
1,490	DTE Energy Company	227,031
7,403	Duke Energy Corporation	937,073
2,707	Edison International	201,536
1,636	Evergy, Inc.	141,399
9,669	Exelon Corporation	450,769
4,904	FirstEnergy Corporation	233,136
3,419	NiSource, Inc.	162,573
1,524	NRG Energy, Inc.	222,595
15,465	PG&E Corporation	260,121
856	Pinnacle West Capital Corporation	91,592
7,017	PPL Corporation	255,068
3,524	Public Service Enterprise Group, Inc.	286,008
7,793	Southern Company (The)	745,868
2,237	Vistra Corporation	354,855
2,319	WEC Energy Group, Inc.	270,790
4,248	Xcel Energy, Inc.	341,114
		7,661,498

	TOTAL COMMON STOCKS (Cost $114,168,640)	160,520,086

	EXCHANGE-TRADED FUNDS — 3.7%
	Equity - 2.0%
2,682	iShares Core S&P 500 ETF	2,008,523
2,700	State Street SPDR S&P 500 ETF Trust	2,016,279
		4,024,802

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 3.7% (Continued)
	Fixed Income - 1.7%
43,197	iShares iBoxx $ High Yield Corporate Bond ETF			$ 3,454,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,372,099)			7,479,266

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.5%
	REAL ESTATE — 0.5%
1,000,000	Marriott Vacations Worldwide Corp.	4.7500	01/15/28	988,958

	TOTAL CONVERTIBLE BONDS (Cost $983,005)			988,958

	CORPORATE BONDS — 16.0%
	COMMUNICATIONS — 2.4%
1,000,000	Boyd Gaming Corporation	4.7500	12/01/27	996,733
1,000,000	CCO Holdings, LLC / CCO Holdings Capital (b)	4.5000	06/01/33	870,141
1,000,000	Nexstar Broadcasting, Inc. (b)	4.7500	11/01/28	979,558
1,000,000	Paramount Global	6.8750	04/30/36	939,470
1,000,000	Telecom Italia Capital S.A.	7.2000	07/18/36	1,093,603
				4,879,505
	CONSUMER DISCRETIONARY — 2.9%
1,000,000	Builders FirstSource, Inc. (b)	6.3750	03/01/34	1,011,035
1,000,000	Caesars Entertainment, Inc. (b)	7.0000	02/15/30	1,006,000
1,000,000	Nissan Motor Acceptance Company, LLC (b)	2.7500	03/09/28	951,879
1,000,000	Papa John's International, Inc.(b)	3.8750	09/15/29	957,231
1,000,000	Six Flags Entertainment Corporation (b)	7.2500	05/15/31	994,349
1,000,000	Thor Industries, Inc. (b)	4.0000	10/15/29	949,294
				5,869,788
	CONSUMER STAPLES — 1.0%
1,000,000	Lamb Weston Holdings, Inc. (b)	4.3750	01/31/32	940,229
1,000,000	Performance Food Group Inc. (b)	6.1250	09/15/32	1,012,286
				1,952,515

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.0% (Continued)
	ENERGY — 2.4%
1,000,000	Magnolia Oil and Gas Operating LLC (b)	6.8750	12/01/32	$ 1,018,480
1,000,000	Murphy Oil Corporation	6.0000	10/01/32	995,972
1,000,000	Occidental Petroleum Corporation B	3.2000	08/15/26	997,358
1,000,000	Valaris Ltd.(b)	8.3750	04/30/30	1,038,413
1,000,000	Valvoline, Inc.(b)	3.6250	06/15/31	919,646
				4,969,869
	FINANCIALS — 0.5%
1,000,000	Starwood Property Trust, Inc.(b)	7.2500	04/01/29	1,032,593

	HEALTH CARE — 1.0%
1,000,000	Encompass Health Corporation	4.6250	04/01/31	965,512
1,000,000	TELEFLEX Inc. Series B (b)	4.2500	06/01/28	985,763
				1,951,275
	INDUSTRIALS — 1.4%
1,000,000	Aramark Services, Inc.(b)	5.0000	02/01/28	998,007
1,000,000	Atkore, Inc. Series (b)	4.2500	06/01/31	957,271
1,000,000	Dycom Industries, Inc. (b)	4.5000	04/15/29	978,062
				2,933,340
	MATERIALS — 1.5%
1,000,000	Advanced Drainage Systems, Inc. (b)	6.3750	06/15/30	1,013,800
1,000,000	Alcoa Nederland Holding BV (b)	7.1250	03/15/31	1,037,823
1,000,000	Olin Corporation (b)	6.6250	04/01/33	987,457
				3,039,080
	REAL ESTATE — 1.0%
1,000,000	Iron Mountain Information Management Services, Inc. (b)	5.0000	07/15/32	960,837
1,000,000	SBA Communications Corp.	3.8750	02/15/27	994,378
				1,955,215
	TECHNOLOGY — 0.9%
1,000,000	Open Text Holdings, Inc. SR GLBL 30(b)	4.1250	02/15/30	915,987
1,000,000	Sealed Air Corporation (b)	6.8750	07/15/33	993,404
				1,909,391
	UTILITES — 1.0%
1,000,000	NRG Energy, Inc. Series(b)	6.2500	11/01/34	1,012,523
1,000,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	1,046,341

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value
CORPORATE BONDS — 16.0% (Continued)
UTILITES — 1.0% (Continued)
$ 2,058,864
TOTAL CORPORATE BONDS (Cost $32,388,621)	32,551,435

TOTAL INVESTMENTS - 99.0% (Cost $154,912,365)	$ 201,539,745
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	2,022,747
NET ASSETS - 100.0%	$ 203,562,492

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is 25,568,409 or 12.6% of net assets.

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor’s Depositary Receipt